UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-08572

Bishop Street Funds
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
Bishop Street Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-800-262-9565
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of Bishop Street Funds:

Hawaii Municipal Bond Fund
High Grade Income Fund

Non-Voting Funds

Hawaii Municipal Bond Fund
Hawaii Municipal Bond Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this Fund during the reporting period.

High Grade Income Fund
High Grade Income Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this Fund during the reporting period.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bishop Street Funds

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 25, 2021